Taxes on Income - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Carryforward tax losses	$ 17,022	$ 19,463
Share-based compensation expenses	4,061	3,357
Research and development carryforward expenses	2,087	2,597
Allowance and other reserves	5,636	5,975
Operating lease liabilities	2,653	2,662
Total gross deferred tax assets	31,459	34,054
Less, Valuation Allowance	(25,605)	(30,106)
Total deferred tax assets	5,854	3,948
Deferred tax liabilities:
Operating lease ROU assets	(2,426)	(2,721)
Intangible assets	(896)	(1,015)
Fixed Assets	(2,427)	(21)
Others	(105)	(191)
Total gross deferred tax liabilities	(5,854)	(3,948)
Net deferred tax assets (liabilities)